Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.68%
Alabama: 0.79%
Water & sewer revenue: 0.79%
Jefferson County AL Warrants CAB Senior Lien Series B ¤	0.00%	10-1-2027	$ 920,000	$ 734,382
Arizona: 2.97%
Education revenue: 0.90%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	110,000	112,641
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	546,409
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	170,000	174,852
				833,902
Health revenue: 1.54%
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,435,657
Industrial development revenue: 0.53%
County of Maricopa AZ IDA Revenue Bonds Commercial Metals Company Project Series 2022 144A	4.00	10-15-2047	500,000	493,686
				2,763,245
California: 4.74%
Education revenue: 0.56%
California Infrastructure & Economic Development Bank Senior WFCS Portfolio Projects Series A1 144A	5.00	1-1-2056	250,000	250,332
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	267,288
				517,620
Health revenue: 0.56%
California PFA Living Enso Village Project Refunding Bond Series A 144A	5.00	11-15-2046	500,000	521,296
Housing revenue: 1.27%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	438,375
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	500,000	388,457
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	425,000	354,922
				1,181,754
Miscellaneous revenue: 1.10%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	1,023,045
Tax revenue: 0.88%
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	820,624
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.37%
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00%	6-1-2060	$2,000,000	$ 338,485
				4,402,824
Colorado: 14.43%
Education revenue: 0.54%
Colorado Educational & Cultural Facilities Authority Charter School New Summit 144A	4.00	7-1-2061	600,000	502,381
GO revenue: 12.24%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,018,190
Berthoud-Heritage CO Metropolitan District # 10 Senior Limited Tax General Obligation Bonds Series 2022A	4.75	12-1-2052	500,000	458,516
Colorado Big Dry Creek Metropolitan District Improvement & Refunding Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,036,087
Colorado Chambers Highpoint Metropolitan District #2	5.00	12-1-2051	830,000	779,255
Colorado Clear Creek Transit Metropolitan District #2 Series A	5.00	12-1-2050	1,000,000	984,955
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	915,235
Colorado Pronghorn Valley Metropolitan District Limited Tax Series A	4.00	12-1-2051	250,000	217,103
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	966,000	979,465
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,188,416
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	829,300
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	487,868
Great Western CO Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	1,007,836
Hogback Metropolitan District Colorado Limited Tax Convertible Unlimited Tax Series A	5.00	12-1-2051	585,000	542,817
Westgate Metropolitan District City of Colorado Springs General Obligation Limited Tax Bonds Series 2022	5.13	12-1-2051	1,000,000	932,407
				11,377,450
Tax revenue: 1.09%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,015,049
Transportation revenue: 0.56%
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	514,395
				13,409,275
Connecticut: 0.65%
GO revenue: 0.65%
Hartford CT Series A	4.00	4-1-2032	325,000	330,328
Hartford CT Series A	5.00	4-1-2024	105,000	108,421
Hartford CT Series B	5.00	4-1-2033	50,000	51,432
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	45,124
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	70,190
				605,495
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware: 1.16%
Education revenue: 1.16%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00%	9-1-2045	$1,000,000	$ 1,073,589
District of Columbia: 0.48%
Tobacco revenue: 0.48%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	447,258
Florida: 4.90%
Education revenue: 4.15%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	2,084,846
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	269,172
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	500,000	464,752
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,040,401
				3,859,171
Health revenue: 0.25%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	230,105
Water & sewer revenue: 0.50%
Charlotte County FL IDA Town and Country Utilities Project Series A 144A	4.00	10-1-2051	500,000	467,955
				4,557,231
Georgia: 3.08%
Housing revenue: 0.90%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	835,699
Industrial development revenue: 1.10%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	1,022,843
Transportation revenue: 1.08%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	1,000,000	1,003,813
				2,862,355
Idaho: 0.27%
Education revenue: 0.27%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	255,137
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 12.38%
Education revenue: 1.94%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00%	10-1-2042	$ 250,000	$ 245,661
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	655,000	687,327
Illinois Finance Authority Charter School Art in Motion Project Social Bonds Series A 144A	5.00	7-1-2051	1,000,000	867,754
				1,800,742
GO revenue: 5.49%
Chicago IL Board of Education CAB School Reform Series A (NPFGC Insured) ¤	0.00	12-1-2025	500,000	450,649
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,679,361
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	655,815
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	580,375
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,000,000	693,834
Will County IL Community High School Refunding Bond Series A (BAM Insured)	3.25	1-1-2030	450,000	452,555
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	685,000	596,469
				5,109,058
Miscellaneous revenue: 2.33%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,446,000	1,459,639
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	705,363
				2,165,002
Tax revenue: 2.62%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,398,951
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	1,036,310
				2,435,261
				11,510,063
Iowa: 0.48%
Tobacco revenue: 0.48%
Iowa Tobacco Settlement Authority CAB Asset-Backed Bonds Class 2 Series B-2 ¤	0.00	6-1-2065	3,490,000	448,661
Kansas: 2.35%
Health revenue: 0.99%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	920,546
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.36%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00%	12-1-2028	$ 450,000	$ 432,146
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,760,000	831,350
				1,263,496
				2,184,042
Kentucky: 1.05%
Health revenue: 1.05%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	971,956
Maryland: 1.68%
Education revenue: 1.16%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,077,369
Miscellaneous revenue: 0.52%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	485,506
				1,562,875
Michigan: 3.57%
Education revenue: 0.47%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	142,428
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,855
				435,283
Miscellaneous revenue: 1.43%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	140,000	140,528
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	1,000,000	1,025,458
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	170,000	170,188
				1,336,174
Tax revenue: 1.67%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	18,273
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	505,922
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,026,173
				1,550,368
				3,321,825
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 2.34%
Education revenue: 0.98%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40%	7-1-2025	$ 85,000	$ 86,920
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	205,287
Woodbury MN Charter School Woodbury Leadership Academy	4.00	7-1-2051	660,000	616,769
				908,976
Health revenue: 0.55%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	500,000	513,959
Housing revenue: 0.81%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	343,208
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	409,697
				752,905
				2,175,840
Missouri: 0.95%
Tax revenue: 0.95%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	175,000	172,279
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	715,000	712,893
				885,172
New Jersey: 3.36%
GO revenue: 1.15%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,070,538
Industrial development revenue: 0.28%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	254,393
Transportation revenue: 1.93%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	718,679
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	1,000,000	1,074,978
				1,793,657
				3,118,588
New Mexico: 1.37%
Tax revenue: 1.37%
Winrock Town Center NM Tax Increment Development District# 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 144A	4.25	5-1-2040	1,375,000	1,270,146
New York: 6.35%
Education revenue: 5.02%
Build NYC Resource Corporation Friends of Hellenic Classical 144A	5.00	12-1-2041	1,200,000	1,263,822
See accompanying notes to portfolio of investments

6  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Build NYC Resource Corporation New World Preparatory Charter School	4.00%	6-15-2051	$ 690,000	$ 663,500
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	500,000	441,836
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	1,059,999
New York Dormitory Authority Supported Debt St. Josephs College	4.00	7-1-2035	400,000	413,720
New York Dormitory Authority Supported Debt St. Josephs College	5.00	7-1-2051	750,000	820,372
				4,663,249
Health revenue: 1.00%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	910,000	929,814
Tobacco revenue: 0.33%
Suffolk County NY Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds ¤	0.00	6-1-2066	2,500,000	311,818
				5,904,881
Ohio: 2.33%
Resource recovery revenue: 1.05%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00	12-1-2042	1,000,000	978,531
Tobacco revenue: 1.28%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	1,189,938
				2,168,469
Oregon: 0.50%
Health revenue: 0.50%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	450,000	461,324
Pennsylvania: 2.96%
Education revenue: 0.76%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	50,000	51,024
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	259,402
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	393,348
				703,774
Health revenue: 1.08%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	1,001,414
Miscellaneous revenue: 1.12%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	987,000	1,041,690
				2,746,878
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 2.84%
Education revenue: 1.20%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75%	10-1-2045	$ 500,000	$ 479,504
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	65,000	67,737
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	563,668
				1,110,909
Health revenue: 1.12%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,040,709
Resource recovery revenue: 0.52%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	85,323
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	1,000,000	400,000
				485,323
				2,636,941
Tennessee: 1.18%
Tax revenue: 1.18%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	565,669
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	532,656
				1,098,325
Texas: 4.21%
Education revenue: 2.15%
Arlington TX Higher Education Finance Corporation Refunding Bond Wayside Schools Series A	4.00	8-15-2046	860,000	781,307
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	337,575
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	850,000	873,842
				1,992,724
GO revenue: 1.08%
Port Isabel TX Series 2019 144A	5.10	2-15-2049	950,000	1,004,870
Tax revenue: 0.52%
Baytown TX Municipal Development District Hotel Second Lien Baytown Convention 144A	5.00	10-1-2050	500,000	485,768
Transportation revenue: 0.23%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	213,973
See accompanying notes to portfolio of investments

8  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.23%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50%	8-1-2027	$ 190,000	$ 216,626
				3,913,961
Utah: 2.99%
Education revenue: 1.15%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	5.00	6-15-2041	1,020,000	1,064,247
Miscellaneous revenue: 0.92%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,000,000	856,473
Tax revenue: 0.92%
Utah Inland Port Authority Crossroads Public Infrastructure District Tax Differential Revenue 144A	4.38	6-1-2052	1,000,000	856,102
				2,776,822
Virginia: 1.00%
Health revenue: 1.00%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	929,660
West Virginia: 1.73%
Tax revenue: 1.73%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,612,488
Wisconsin: 7.59%
Education revenue: 4.44%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	95,000	96,292
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	235,000	241,720
Wisconsin PFA Educational Facility Revenue Refunding Bond Estancia Valley Classical 144A	4.25	7-1-2051	1,000,000	819,161
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,042,388
Wisconsin PFA Revenue and Revenue Refunding Bonds Roseman University Sciences Project Series 2022 144A	4.00	4-1-2052	625,000	575,475
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,348,812
				4,123,848
Health revenue: 3.15%
PFA Hospital Revenue Bonds Carson Valley Medical Center Series A	4.00	12-1-2051	1,500,000	1,494,875
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,437,985
				2,932,860
				7,056,708
Total Municipal obligations (Cost $91,255,740)				89,866,416

See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.92%
Investment companies: 1.92%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.30%	1,782,441	$ 1,783,332
Total Short-term investments (Cost $1,783,332)				1,783,332
Total investments in securities (Cost $93,039,072)	98.60%			91,649,748
Other assets and liabilities, net	1.40			1,298,619
Total net assets	100.00%			$92,948,367

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$3,022,069	$28,475,083	$(29,714,384)	$564	$0	$1,783,332	1,782,441	$744
See accompanying notes to portfolio of investments

10  |  Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$89,866,416	$0	$89,866,416
Short-term investments
Investment companies	1,783,332	0	0	1,783,332
Total assets	$1,783,332	$89,866,416	$0	$91,649,748
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring High Yield Municipal Bond Fund  |  11